Inventories (Tables)	6 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	Unaudited December 31, 2025	Audited June 30, 2025
	AUD$	AUD$
CURRENT
Raw materials	4,607,250	5,392,688
Finished Goods	271,027	310,336
Consumables	400,401	194,627
Total inventories	5,278,678	5,897,651